Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments and Contingencies

(27) Commitments and Contingencies

The Company is subject to various legal actions and proceedings in the normal course of business. Although litigation is subject to many uncertainties and the ultimate exposure with respect to these matters cannot be ascertained, the Company does not believe the final outcome of any current litigation will have a material effect on the Company’s financial position, results of operations or cash flows.

The Company has purchase commitments for materials, supplies, and property, plant and equipment incidental to the ordinary conduct of business. In the aggregate, such commitments are not in excess of current market prices. Additionally, the Company normally commits to some level of marketing related expenditures that extend beyond the fiscal year. These marketing expenses are necessary in order to maintain a normal course of business and the risk associated with them is limited. It is not expected that these commitments will have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

In September 2010, Diversey conditionally promised $6,000 to a chartible organization near its Sturtevant, Wisconsin headquarters. In November 2010, Diversey and the charitible organization executed a pledge agreement providing for conditional payments totaling $6,000. Diversey completed an assessment of the conditions underlying the pledge agreement and concluded that the possibility of not meeting any and all conditions is remote and therefore had entered into an unconditional pledge in November 2010. Accordingly, Diversey expensed $6,000 during the fourth quarter of 2010 to selling, general and administrative expenses. Diversey expects to make installment payments during 2011 and 2012.

The Company maintains environmental reserves for remediation, monitoring, assessment and other expenses at one of its domestic facilities. While the ultimate exposure at this site continues to be evaluated, the Company does not anticipate a material effect on its consolidated financial position or results of operations.

In connection with the acquisition of the DiverseyLever business, the Company conducted environmental assessments and investigations at DiverseyLever facilities in various countries. These investigations disclosed the likelihood of soil and/or groundwater contamination, or potential environmental regulatory matters. The Company continues to evaluate the nature and extent of the identified contamination and is preparing and executing plans to address the contamination, including the potential to recover some of these costs from Unilever under the terms of the DiverseyLever purchase agreement. As of December 31, 2010, the Company maintained related reserves of $10,800 on a discounted basis (using country specific rates ranging from 7.6% to 21.7%) and $13,900 on an undiscounted basis. The Company intends to seek recovery from Unilever under indemnification clauses contained in the purchase agreement.

During fiscal 2008, the Company was a licensee of certain chemical production technology used globally. The license agreement provided for guaranteed minimum royalty payments during a term ending on December 31, 2014. Under the terms of agreement and based on current financial projections, the Company did not expect to meet the minimum guaranteed payments. In accordance with the requirements of ASC Topic 450, Contingencies, the Company estimated its possible range of loss as $2,879 to $4,397 and maintained a loss reserve of $2,879 at December 31, 2008. In December 2009, the Company and licensee amended the terms of the license agreement resulting in a $700 payment to the licensee and elimination of future guaranteed minimum royalty payments. The resulting $2,179 reduction in related reserves was recorded as a credit to selling, general and administrative expenses in the consolidated statements of operations in fiscal 2009.

17. Commitments and Contingencies

The Company is subject to various legal actions and proceedings in the normal course of business. Although litigation is subject to many uncertainties and the ultimate exposure with respect to these matters cannot be ascertained, the Company does not believe the final outcome of any current litigation will have a material effect on the Company’s financial position, results of operations or cash flows.

The Company has purchase commitments for materials, supplies, and property, plant and equipment incidental to the ordinary conduct of business. In the aggregate, such commitments are not in excess of current market prices. Additionally, the Company normally commits to some level of marketing related expenditures that extend beyond the fiscal year. These marketing expenses are necessary in order to maintain a normal course of business and the risk associated with them is limited. It is not expected that these commitments will have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

In the fourth quarter of 2010, the Company concluded that it unconditionally pledged $6,000 to a charitable organization near its Sturtevant, Wisconsin headquarters, which it recognized as selling, general and administrative expense. The Company has made several installment payments in 2011, and expects to make the final installment in 2012.

In 2011, a subsidiary of the Company within the Americas segment was notified of a ruling by an administrative council regarding employment tax matters covering the years 2002 through 2006. While the Company believes it has defenses against these claims and other employment tax claims for the same period, and has accrued $1,100 for certain of these contingencies, the ultimate resolution of some of these matters could result in an additional loss of up to approximately $7,000.

Subsequent to September 30, 2011, the Company voluntarily instituted a program to recover a certain product previously sold to customers that do not meet the Company’s quality specifications. The Company is currently evaluating the cause of this defect, remedies and any recourse it may have against the supplier. While the Company is currently unable to make a reasonable estimate for the amount of loss it will ultimately sustain and has not accrued for any losses related to this product recovery as of September 30, 2011, it believes that any such losses will not exceed $3,500.

The Company maintains environmental reserves for remediation, monitoring, assessment and other expenses at one of its domestic facilities. While the ultimate exposure at this site continues to be evaluated, the Company does not anticipate a material effect on its consolidated financial position, results of operations or cash flows.

In connection with the acquisition of the DiverseyLever business, the Company conducted environmental assessments and investigations at DiverseyLever facilities in various countries. These investigations disclosed the likelihood of soil and/or groundwater contamination, or potential environmental regulatory matters. The Company continues to evaluate the nature and extent of the identified contamination and is preparing and executing plans to address the contamination, including the potential to recover some of these costs from Unilever under the terms of the DiverseyLever purchase agreement. As of September 30, 2011, the Company maintained related reserves of $11,415 on a discounted basis (using country specific rates ranging from 7.68% to 16.22%) and $15,339 on an undiscounted basis. The Company intends to seek recovery from Unilever under indemnification clauses contained in the purchase agreement.